Business Combinations - Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) - KRW (₩) ₩ in Millions	1 Months Ended
	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Considerations paid:
Cash and cash equivalents			₩ 8,047
Incross Co Ltd [Member]
Considerations paid:
Cash and cash equivalents				₩ 53,722
Assets and liabilities acquired:
Cash and cash equivalents				17,400
Financial instruments				24,941
Accounts receivable — trade and other				67,259
Property and equipment				2,411
Other assets				9,254
Intangible assets				2,709
Accounts payable — trade and other				(57,309)
Other liabilities				(1,984)
Assets and liabilities acquired				64,681
Non-controlling interests				40,592
Goodwill				₩ 29,633
Studio Dolphin Co Ltd [Member] | DREAMUS COMPANY [member]
Considerations paid:
Cash and cash equivalents		₩ 1,500
Assets and liabilities acquired:
Cash and cash equivalents		20
Accounts receivable — trade and other		31
Other assets		7
Short-term borrowings		(2)
Accounts payable — trade and other		(4)
Other liabilities		(17)
Assets and liabilities acquired		35
Goodwill		1,465
YLP Inc [Member] | T map Mobility Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents		55,598
Fair value of shares		23,402
Assets and liabilities acquired:
Cash and cash equivalents		1,897
Financial instruments		4,000
Accounts receivable — trade and other		4,480
Property and equipment		431
Other assets		325
Intangible assets		3,595
Accounts payable — trade and other		(3,542)
Borrowings		(1,000)
Other liabilities		(48)
Lease liabilities		(327)
Deferred tax liabilities		(327)
Assets and liabilities acquired		9,484
Goodwill		69,516
Rokmedia Co., Ltd [member] | One Store Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents		40,000
Assets and liabilities acquired:
Cash and cash equivalents		719
Financial instruments		2,170
Accounts receivable — trade and other		1,374
Inventories		933
Property and equipment		792
Other assets		3,212
Short-term borrowings		30
Intangible assets		2,677
Accounts payable — trade and other		(1,885)
Borrowings		(1,485)
Provisions		(385)
Other liabilities		(111)
Lease liabilities		(56)
Contract liabilities		(1,401)
Income tax payable		(90)
Deferred tax liabilities		(135)
Assets and liabilities acquired		6,359
Goodwill		33,641
GOOD SERVICE Co., Ltd [member] | T map Mobility Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents		10,000
Assets and liabilities acquired:
Cash and cash equivalents		1,328
Financial instruments		116
Accounts receivable — trade and other		1,881
Property and equipment		116
Intangible assets		3,492
Accounts payable — trade and other		(883)
Other liabilities		(85)
Lease liabilities		(113)
Deferred tax liabilities		(696)
Assets and liabilities acquired		5,156
Goodwill		₩ 4,844
SK Broadband Co., Ltd. [member]
Considerations paid:
Fair value of shares	₩ 862,147
Fair value of derivative liability	320,984
Assets and liabilities acquired:
Cash and cash equivalents	110,644
Financial instruments	6
Accounts receivable — trade and other	66,241
Property and equipment	245,654
Other assets	3,261
Intangible assets	423,515
Deferred tax assets	1,296
Accounts payable — trade and other	(105,179)
Contract liabilities	(1,674)
Contract assets	14,033
Defined benefit liabilities	(30)
Prepaid expenses	36,324
Provisions	(2,755)
Other liabilities	(15,655)
Long-term investment securities	6,239
Investments in associates and joint ventures	13,637
Income tax payable	(18,065)
Assets and liabilities acquired	777,492
Goodwill	405,639
Broadband Nowon Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents	₩ 10,421		10,421
Assets and liabilities acquired:
Cash and cash equivalents			18,106
Accounts receivable — trade and other			1,122
Property and equipment			1,784
Other assets			595
Intangible assets			360
Accounts payable — trade and other			(1,351)
Other liabilities			(336)
Assets and liabilities acquired			20,280
Non-controlling interests			9,126
Goodwill			(733)
ADT CAPS Co., Ltd. [member]
Considerations paid:
Cash and cash equivalents			8,047
Assets and liabilities acquired:
Accounts receivable — trade and other			6,787
Property and equipment			363
Other assets			4
Intangible assets			6,460
Accounts payable — trade and other			(5,306)
Defined benefit liabilities			(1,227)
Other liabilities			(372)
Deferred tax liabilities			(1,554)
Assets and liabilities acquired			5,155
Goodwill			₩ 2,892